NET SALES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
NET SALES
Gross sales	R$ 35,663,758	R$ 31,395,955	R$ 14,802,821
Sales deductions
Adjustment to present value		(5,316)	(4,984)
Returns and cancelations	(68,367)	(109,641)	(75,477)
Discounts and rebates	(3,830,267)	(3,835,140)	(15,695)
Total	31,765,124	27,445,858	14,706,665
Taxes on sales	(1,304,847)	(1,432,908)	(1,263,289)
Net sales	R$ 30,460,277	R$ 26,012,950	R$ 13,443,376